Net Loss Per Share (Details Narrative) - Ocean Biomedical Inc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Securities, Effect on Basic Earnings Per Share		$ 0.5
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Securities, Effect on Basic Earnings Per Share	$ 0.8